Basis of preparation	12 Months Ended
Mar. 31, 2025
Basis of preparation
Basis of preparation

1. Basis of preparation
This section describes the critical accounting judgements and estimates that management has identified as having a potentially material impact on the Group’s consolidated financial statements and sets out our material accounting policies that relate to the financial statements as a whole. Where an accounting policy is generally applicable to a specific note to the financial statements, the policy is described within that note. We have also detailed below the new accounting pronouncements that we will adopt in future years and our current view of the impact they will have on our financial reporting.
The consolidated financial statements are prepared in accordance with
UK-adopted
International Accounting Standards (‘IAS’), with International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’) and with the requirements of the Companies Act 2006 (the ‘Act’). The consolidated financial statements are prepared on a going concern basis (see page 1
17
).
Vodafone Group Plc is incorporated and domiciled in England and Wales (registration number 1833679). The registered address of the Company is Vodafone House, The Connection, Newbury, Berkshire, RG14 2FN, England.
IFRS requires the Directors to adopt accounting policies that are the most appropriate to the Group’s circumstances. These have been applied consistently to all the years presented, unless otherwise stated. In determining and applying accounting policies, Directors and management are required to make judgements and estimates in respect of items where the choice of specific policy, accounting judgement, estimate or assumption to be followed could materially affect the Group’s reported financial position, results or cash flows and disclosure of contingent assets or liabilities during the reporting period; it may later be determined that a different choice may have been more appropriate.
The Group’s critical accounting judgements and key sources of estimation uncertainty are detailed below. Actual outcomes could differ from those estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period; they are recognised in the period of the revision and future periods if the revision affects both current and future periods.
Management regularly reviews, and revises as necessary, the accounting judgements that significantly impact the amounts recognised in the financial statements and the estimates that are considered to be ‘critical estimates’ due to their potential to give rise to material adjustments in the Group’s financial statements in the year to 31 March 2026. As at 31 March 2025, management has identified critical judgements in respect of revenue recognition, lease accounting, the recognition of deferred tax assets, the accounting for tax disputes, valuing assets and liabilities acquired in business combinations, whether to recognise provisions or to disclose contingent liabilities and the impacts of climate change. In addition, management has identified critical accounting estimates in relation to the recovery of deferred tax assets, post employment benefits, the valuation of compensation payable under one of the legal claims against the Group and impairment reviews; estimates have also been identified that are not considered to be critical in respect of the allocation of revenue to goods and services, the useful economic lives of finite lived intangible assets and property, plant and equipment.

The majority of the Group’s provisions are either long-term in nature (such as asset retirement obligations) or relate to shorter-term liabilities (such as those relating to restructuring and property) where there is not considered to be a significant risk of material adjustment in the next financial year. Critical judgements exercised in respect of tax disputes include cases in India and a tax dispute related to financing costs in the Netherlands.
These critical accounting judgements, estimates and related disclosures have been discussed with the Group’s Audit and Risk Committee.
Critical accounting judgements and key sources of estimation uncertainty
Revenue recognition
Revenue recognition
under IFRS 15 necessitates the collation and processing of very large amounts of data and the use of management judgements and estimates to produce financial information. The most significant accounting judgements and source of estimation uncertainty are disclosed below.
Gross versus net presentation
If the Group has control of goods or services when they are delivered to a customer, then the Group is the principal in the sale to the customer; otherwise the Group is acting as an agent. Whether the Group is considered to be the principal or an agent in the transaction depends on analysis by management of both the legal form and substance of the agreement between the Group and its business partners; such judgements impact the amount of reported revenue and operating expenses (see note 2 ‘Revenue disaggregation and segmental analysis’) but do not impact reported assets, liabilities or cash flows. Scenarios requiring judgement to determine whether the Group is a principal or an agent include, for example, those where the Group delivers third-party branded software or services (such as premium music, TV content or cloud-based services) to customers and those where goods or services are delivered to customers in partnership with a third-party. The Group considers a range of factors when assessing whether the Group is the principal; the Group generally has pricing discretion but also considers that it must be the primary obligor or have inventory risk to be the principle in a supply arrangement. The Group is the primary obligor when it is responsible to the customer for the quality of goods and services provided and/or has the ability to substitute goods or providers’ content in service bundles. Inventory risk can be via the risk of economic loss for inventory held pre-transfer
to the customer or via minimum purchase commitments to the supplier for content and services.
Allocation of revenue to goods and services provided to customers
Revenue is recognised when goods and services are delivered to customers (see note 2 ‘Revenue disaggregation and segmental analysis’). Goods and services may be delivered to a customer at different times under the same contract, hence it is necessary to allocate the amount payable by the customer between goods and services on a ‘relative standalone selling price basis’; this requires the identification of performance obligations (‘obligations’) and the determination of standalone selling prices for the identified obligations. The determination of obligations is, for the primary goods and services sold by the Group, not considered to be a critical accounting judgement; the Group’s policy on identifying obligations is disclosed in note 2 ‘Revenue disaggregation and segmental analysis’. The determination of standalone selling prices for identified obligations is discussed below.
It is necessary to estimate the standalone price when the Group does not sell equivalent goods or services in similar circumstances on a standalone basis. When estimating the standalone price the Group maximises the use of external inputs; methods for estimating standalone prices include determining the standalone price of similar goods and services sold by the Group, observing the standalone prices for similar goods and services when sold by third parties or using a cost-plus reasonable margin approach (which is sometimes the case for devices and other equipment). Where it is not possible to reliably estimate standalone prices due to a lack of observable standalone sales or highly variable pricing, which is sometimes the case for services, the standalone price of an obligation may be determined as the transaction price less the standalone prices of other obligations in the contract. The standalone price determined for obligations materially impacts the allocation of revenue between obligations and impacts the timing of revenue when obligations are provided to customers at different times – for example, the allocation of revenue between devices, which are usually delivered up-front,
and services which are typically delivered over the contract period. However, there is not considered to be a significant risk of material adjustment to the carrying value of contract-related assets or liabilities in the 12 months after the balance sheet date if these estimates were revised.
Lease accounting
Lease accounting under IFRS 16 is complex and necessitates the collation and processing of very large amounts of data and the increased use of management judgements and estimates to produce financial information. The most significant accounting judgements are disclosed below.
Lease identification
Whether the arrangement is considered a lease or a service contract depends on the analysis by management of both the legal form and substance of the arrangement between the Group and the counter-party to determine if control of an identified asset has been passed between the parties; if not, the arrangement is a service arrangement. Control exists if the Group obtains substantially all of the economic benefit from the use of the asset, and has the ability to direct its use, for a period of time. An identified asset exists where an agreement explicitly or implicitly identifies an asset or a physically distinct portion of an asset which the lessor has no substantive right to substitute.
The scenarios requiring the greatest judgement include those where the arrangement is for the use of fibre or other fixed telecommunication lines. Generally, where the Group has exclusive use of a physical line it is determined that the Group can also direct the use of the line and therefore leases will be recognised. Where the Group provides access to fibre or other fixed telecommunication lines to another operator on a wholesale basis the arrangement will generally be identified as a lease, whereas when the Group provides fixed line services to an end-user,
generally control over such lines is not passed to the
end-user
and a lease is not identified.
Where the Group contracts with tower companies to utilise space on a tower for the placement of transmission equipment for a period of time, the arrangement will generally be identified as a lease.

The impact of determining whether an agreement is a lease or a service depends on whether the Group is a potential lessee or lessor in the arrangement and, where the Group is a lessor, whether the arrangement is classified as an operating or finance lease. The impacts for each scenario are described below where the Group is potentially:

–
A lessee. The judgement impacts the nature and timing of both costs and reported assets and liabilities. A lease results in an asset and a liability being reported and depreciation and interest being recognised; the interest charge will decrease over the life of the lease. A service contract results in operating expenses being recognised evenly over the life of the contract and no assets or liabilities being recorded (other than trade payables, prepayments and accruals).

–
An operating lessor. The judgement impacts the nature of income recognised. An operating lease results in lease income being recognised whilst a service contract results in service revenue. Both are recognised evenly over the life of the contract.

–
A finance lessor. The judgement impacts the nature and timing of both income and reported assets. A finance lease results in the lease income being recognised at commencement of the lease and an asset (the net investment in the lease) being recorded.

Lease term
Where leases include additional optional periods after an initial lease term, significant judgement is required in determining whether these optional periods should be included when determining the lease term. The impact of this judgement is significantly greater where the Group is a lessee. As a lessee, optional periods are included in the lease term if the Group is reasonably certain it will exercise an extension option or will not exercise a termination option; this depends on an analysis by management of all relevant facts and circumstances including the leased asset’s nature and purpose, the economic and practical potential for replacing the asset and any plans that the Group has in place for the future use of the asset. Where a leased asset is highly customised (either when initially provided or as a result of leasehold improvements) or it is impractical or uneconomic to replace then the Group is more likely to judge that lease extension options are reasonably certain to be exercised. The value of the right-of-use
asset and lease liability will be greater when extension options are included in the lease term. The normal approach adopted for lease term by asset class is described below.
At the inception of a lease, the lease term can vary significantly by type and use of asset and geography. In addition, the exact lease term is subject to the non-cancellable
period and rights and options in each contract. Generally, lease terms are judged to be the longer of the non-cancellable
term and:

–
Between 5 and
10
years for land and buildings (excluding retail), with terms at the top end of this range if the lease relates to assets that are considered to be difficult to exit sooner for economic, practical or reputational reasons;

–	The period to the next contractual lease break date for retail premises (excluding breaks within the next 12 months);

–	The lease term, or useful economic life, of the assets connected for leases that are used to provide internal connectivity;

–	The customer service agreement length for leases of local loop connections or other assets required to provide fixed line or other services to individual customers; and

–	5 years where the Group has leases for the use of space on towers for the placement of transmission equipment.
In most instances the Group has options to renew or extend leases for additional periods after the end of the lease term which are assessed using the criteria above.
Lease terms are reassessed if a significant event or change in circumstances occurs relating to the leased assets that is within the control of the Group; such changes usually relate to commercial agreements entered into by the Group, or business decisions made by the Group. Where such changes change the Group’s assessment of whether it is reasonably certain to exercise options to extend, or not terminate leases, then the lease term is reassessed and the lease liability is remeasured, which in most cases will increase the lease liability.
Taxation
The Group’s tax charge on ordinary activities is the sum of the total current and deferred tax charges. The calculation of the Group’s total tax charge involves estimation and judgement in respect of certain matters, being principally:
Recognition of deferred tax assets
Significant items on which the Group has exercised accounting estimation and judgement include the recognition of deferred tax assets in respect of losses in Luxembourg and Germany, as well as capital allowances in the United Kingdom. The recognition of deferred tax assets is based upon whether management judge that it is probable that there will be sufficient and suitable taxable profits in the relevant legal entity or tax group against which to utilise the assets in the future. The Group assesses the availability of future taxable profits using the same undiscounted five year forecasts for the Group’s operations as are used in the Group’s value in use calculations (see note 4 ‘Impairment losses’). For Luxembourg, this includes forecasts of income from the Group’s internal financing, centralised procurement and roaming activities, which require significant judgement. For the UK, this includes forecasts of income for the UK operating company and for financing, holding company, brand and Group service activities.
Where tax losses are forecast to be recovered beyond the five-year period, the availability of taxable profits is assessed using the cash flows and long-term growth rates used for the value in use calculations.
The estimated cash flows inherent in these forecasts include the unsystematic risks of operating in the telecommunications business including the potential impacts of changes in the market structure, trends in customer pricing, the costs associated with the acquisition and retention of customers, future technological evolutions and potential regulatory changes, such as our ability to acquire and/or renew spectrum licences.
Changes in the estimates which underpin the Group’s forecasts could have an impact on the amount of future taxable profits and could have a significant impact on the period over which the deferred tax asset would be recovered.
The Group only considers enacted or substantively enacted tax laws when assessing the amount and availability of tax losses to offset against the future taxable profits. See note 6 ‘Taxation’ to the consolidated financial statements.
See additional commentary relating to climate change below.

Uncertain tax positions
The tax impact of a transaction or item can be uncertain until a conclusion is reached with the relevant tax authority or through a legal process. The Group uses in-house
tax experts when assessing uncertain tax positions and seeks the advice of external professional advisors where appropriate. The most significant judgements in this area relate to the Group’s tax dispute related to financing costs in the Netherlands. Further details of tax disputes are included in note 29 ‘Contingent liabilities and legal proceedings’ to the consolidated financial statements.
Business combinations and goodwill
When the Group completes a business combination, the fair values of the identifiable assets and liabilities acquired, including intangible assets, are recognised. The determination of the fair values of acquired assets and liabilities is based, to a considerable extent, on management’s judgement. If the purchase consideration exceeds the fair value of the net assets acquired then the incremental amount paid is recognised as goodwill. If the purchase price consideration is lower than the fair value of the assets acquired then the difference is recorded as a gain in the income statement.
Allocation of the purchase price between finite lived assets (discussed below) and indefinite lived assets such as goodwill affects the subsequent results of the Group as finite lived intangible assets are amortised, whereas indefinite lived intangible assets, including goodwill, are not amortised.
See note 27 ‘Acquisitions and disposals’ to the consolidated financial statements for further details.
Finite lived intangible assets
Other intangible assets include amounts spent by the Group acquiring licences and spectrum, customer bases and the costs of purchasing and developing computer software.
Where intangible assets are acquired through business combinations and no active market for the assets exists, the fair value of these assets is determined by discounting estimated future net cash flows generated by the asset. Estimates relating to the future cash flows and discount rates used may have a material effect on the reported amounts of finite lived intangible assets.
Estimation of useful life
The useful life over which intangible assets are amortised depends on management’s estimate of the period over which economic benefit will be derived from the asset. Useful lives are periodically reviewed to ensure that they remain appropriate. Management’s estimates of useful life have a material impact on the amount of amortisation recorded in the year, but there is not considered to be a significant risk of material adjustment to the carrying values of intangible assets in the year to 31 March 2025 if these estimates were revised. The basis for determining the useful life for the most significant categories of intangible assets are discussed below.
Customer bases
The estimated useful life principally reflects management’s view of the average economic life of the customer base and is assessed by reference to customer churn rates. An increase in churn rates may lead to a reduction in the estimated useful life and an increase in the amortisation charge.
Capitalised software
For computer software, the estimated useful life is based on management’s view, considering historical experience with similar products as well as anticipation of future events which may impact their life such as changes in technology. The useful life will not exceed the duration of a licence.
Property, plant and equipment
Property, plant and equipment represents 23.9% of the Group’s total assets (2024: 19.7%). Estimates and assumptions made may have a material impact on their carrying value and related depreciation charge. See note 11 ‘Property, plant and equipment’ to the consolidated financial statements for further details.
Estimation of useful life
The depreciation charge for an asset is derived using estimates of its expected useful life and expected residual value, which are reviewed annually. Management’s estimates of useful life have a material impact on the amount of depreciation recorded in the year, but there is not considered to be a significant risk of material adjustment to the carrying values of property, plant and equipment in the year to 31 March 2025 if these estimates were revised.
Management determines the useful lives and residual values for assets when they are acquired, based on experience with similar assets and taking into account other relevant factors such as any expected changes in technology.
See additional commentary relating to climate change, below.
Post employment benefits
Management uses estimates when determining the Group’s liabilities and expenses arising for defined benefit pension schemes. Management is required to estimate the future rates of inflation, salary increases, discount rates and longevity of members, each of which may have a material impact on the defined benefit obligations that are recorded. Further details, including a sensitivity analysis, are included in note 25 ‘Post employment benefits’ to the consolidated financial statements.
Contingent liabilities
The Group exercises significant judgement to determine whether to recognise provisions and the exposures to contingent liabilities related to pending litigations or other outstanding claims subject to negotiated settlement, mediation, arbitration or government regulation, as well as other contingent liabilities (see note 29 ‘Contingent liabilities and legal proceedings’ to the consolidated financial statements). Judgement is necessary to assess the likelihood that a pending claim will succeed, or a liability will arise.
Management has used estimates in determining the value of the provision required in respect of compensation that will be payable in the case in South Africa, Kenneth Makate v Vodacom (Pty) limited (see note 29 ‘Contingent liabilities and legal proceedings’ to the consolidated financial statements). Management has used both in-house
legal experts and the advice of external professional advisors to estimate the most likely amount to be payable.

Impairment reviews
IFRS requires management to perform impairment tests annually for indefinite lived assets (comprising goodwill). Impairment tests are also performed for indefinite and finite lived assets, and for equity accounted investments if events or changes in circumstances indicate that their carrying amounts may not be recoverable.
Management is required to make significant judgements concerning the identification of impairment indicators and the determination of recoverable amounts for its assets which are based on the higher of their fair value less costs to sell and their value in use. Observable market data on fair values for equivalent assets is often limited and, for a number of reasons, transaction values agreed as part of any business acquisition or disposal may be higher than the assessed value in use.
The Group performs an annual impairment test which focuses on determining the recoverable amounts for its assets based on value in use, being the present value of the future cash flows it expects to generate from the continuing use of its assets or cash-generating units.
Calculating the net present value of the future cash flows requires estimates to be made in respect of highly uncertain matters including management’s expectations of:

–	Growth in Adjusted EBITDAaL, (see note 2 ‘Revenue disaggregation and segmental analysis’ for a reconciliation to the consolidated income statement);

–	Timing and amount of future capital expenditure, licence and spectrum payments;

–	Long-term growth rates; and

–	Discount rates that reflect the future cash flows.
Changing the assumptions selected by management, in particular projected Adjusted EBITDAaL, long-term
growth rate and discount rate assumptions, could significantly affect the Group’s impairment evaluation and hence reported assets and profit or loss. Further details, including a sensitivity analysis, are included in note 4 ‘Impairment losses’ to the consolidated financial statements.
Where the Group has interests in listed entities, market data, such as share price, is used to assess the fair value of those interests. If the market capitalisation indicates that their carrying amounts may not be recoverable, possible adjustments to the share price are reviewed and, where information is available, a value in use calculation is performed to support a conclusion on impairment.
For operations that are classified as held for sale, management is required to determine whether the carrying value of the discontinued operation can be supported by the fair value less costs to sell. Where not observable in a quoted market or via an agreed sale price, management has determined fair value less costs to sell by reference to the outcomes from the application of a number of potential valuation techniques, determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.
Climate change
The potential climate change-related risks and opportunities to which the Group is exposed, as identified by management, are disclosed in the Group’s Climate-related risk reporting on pages 61 to 66. Management has assessed the potential financial impacts relating to the identified risks, primarily considering the useful lives of, and retirement obligations for, property, plant and equipment, the possibility of impairment of goodwill and other long-lived assets and the recoverability of the Group’s deferred tax assets. Management has exercised judgement in concluding that there are no further material financial impacts of the Group’s climate-related risks and opportunities on the consolidated financial statements. These judgements will be kept under review by management as the future impacts of climate change depend on environmental, regulatory and other factors outside of the Group’s control which are not all currently known.
Significant accounting policies applied in the current reporting period that relate to the financial statements as a whole
Accounting convention
The consolidated financial statements are prepared on a historical cost basis except for certain financial and equity instruments that have been measured at fair value and for the application of IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ for the Group’s entities reporting in Turkish lira and its associate’s reporting in Ethiopian birr (see below).
Basis of consolidation
The consolidated financial statements incorporate the financial statements of the Company, subsidiaries controlled by the Company (see note 31 ‘Related undertakings’ to the consolidated financial statements), joint operations that are subject to joint control and the results of joint ventures and associates (see note 12 ‘Associates and joint arrangements’ to the consolidated financial statements).
Hyperinflationary economies
The Turkish and Ethiopian economies were designated as hyperinflationary from 30 June 2022 and 31 December 2022, respectively. The Group has applied IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ to its Turkish and Ethiopian operations whose functional currencies are Turkish lira and Ethiopian birr from 1 April 2022.
In applying IAS 29, the Turkish lira and Ethiopian birr results and non-monetary
asset and liability balances for relevant financial years have been revalued to their present value equivalent local currency amounts at the reporting date, based on the consumer price indexes issued by the Turkish Statistical Institute and the Central Statistics Agency of Ethiopia respectively. Comparative periods are not restated per IAS 21 ‘The Effects of Changes in Foreign Exchange rates’. The respective indices have risen by 38.1% and 13.6% (2024: 68.5% and 26.2%. 2023: 50.5% and 31.3%) during this financial year. The revalued balances are translated to euros at the reporting date exchange rate of
€
1: 41.00 TRL and
€
1: 141.92 ETB (2024:
€
1: 34.94 TRL and
€
1: 61.43 ETB. 2023:
€
1: 20.85 TRL and
€
1: 58.59 ETB) respectively applying IAS 21.

For the Group’s operations in Türkiye:

–	The gain or loss on the revaluation of net monetary assets resulting from IAS 29 application is recognised in the consolidated income statement within Other income.

–
The Group also presents the gain or loss on cash and cash equivalents as monetary items together with the effect of inflation on operating, investing and financing cash flows as one number in the consolidated statement of cash flows.

–
The Group has presented the equity revaluation effects and the impact of currency movements within other comprehensive income as such amounts are judged to meet the definition of ‘exchange differences’.

For Safaricom’s operations in Ethiopia, the impacts are reflected as an increase to Investments in associates and joint ventures in the Consolidated statement of financial position and an increase to Share of results of equity accounted associates and joint ventures recognised in the Consolidated income statement.
The main impacts of the aforementioned adjustments for the Group’s Turkish and Ethiopian operations on the consolidated financial statements are shown below.

	Increase/(decrease)

	2025 €m	2024 € m	2023 € m

Impact on the consolidated income statement for the years ended 31 March

Revenue	88	111	85

Operating (loss)/profit 1	(287)	66	(87)

Loss for the financial year 1	(449)	(169)	(123)

	Increase

	2025 €m	2024 € m	2023 € m

Impact on the consolidated statement of financial position at 31 March

Net assets	1,029	981	814

Equity attributable to owners of the parent	987	913	777

Non-controlling interests	41	68	37
Note:

1.	Includes € 112 million gain on the net monetary assets/liabilities (2024: € 360 million gain. 2023: € 198 million gain).
Foreign currencies
The consolidated financial statements are presented in euro, which is also the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.
With the exception of the Group’s Turkish lira operations and Safaricom’s Ethiopian birr operations, which are subject to hyperinflation accounting (see above), transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the reporting period date.
Non-monetary
items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the initial transaction dates.
Non-monetary
items measured in terms of historical cost in a foreign currency are not retranslated.
Share capital, share premium and other capital reserves are initially recorded at the functional currency rate prevailing at the date of the transaction and are not retranslated.
For the purpose of presenting consolidated financial statements, the assets and liabilities of entities with a functional currency other than euro are expressed in euro using exchange rates prevailing at the reporting period date.
Income and expense items and cash flows are translated at the average exchange rates for each month and exchange differences arising are recognised directly in other comprehensive income. On disposal of a foreign entity, the cumulative amount previously recognised in the consolidated statement of comprehensive income relating to that particular foreign operation is recognised in profit or loss in the consolidated income statement.
Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated accordingly.
The net foreign exchange loss recognised in the consolidated income statement for the year ended 31 March 2025 is
€
171 million (31 March 2024:
€
272 million loss; 2023:
€
111 million gain). The net gains and net losses are recorded within operating profit (2025:
€
146 million charge; 2024:
€
110 million charge; 2023:
€
247 million credit), financing costs (2025:
€
1 million charge; 2024:
€
173 million charge; 2023:
€
135 million charge) and income tax expense (2025:
€
24 million charge; 2024:
€
11 million credit; 2023:
€
1 million charge).
Current or
non-current
classification
Assets are classified as current in the consolidated statement of financial position where recovery is expected within 12 months of the reporting date. All assets where recovery is expected more than 12 months from the reporting date and all deferred tax assets, goodwill and intangible assets, property, plant and equipment and investments in associates and joint ventures are reported as non-current.
Liabilities are classified as current unless the Group has the substantive right at the reporting date to defer settlement of the liability for at least 12 months after the reporting date. For provisions, where the timing of settlement is uncertain, amounts are classified as non-current
where settlement is expected more than 12 months from the reporting date. In addition, deferred tax liabilities and post-employment benefits are reported as non-current.
Inventory
Inventory is stated at the lower of cost and net realisable value. Cost is determined on the basis of weighted average costs and comprises direct materials and, where applicable, direct labour costs and those overheads that have been incurred in bringing the inventories to their present location and condition.

New accounting pronouncements adopted on 1 April 2024
The Group adopted the following new accounting policies on 1 April 2024 to comply with amendments to IFRS:

–	Amendments to IAS 1 ‘Classification of Liabilities as Current or Non-current’ and ‘Non-current Liabilities with Covenants’;

–	Amendment to IFRS 16 ‘Lease Liability in a Sale and Leaseback’; and

–	Amendments to IAS 7 and IFRS 7 ‘Supplier Finance Arrangements’.
The impact of adopting the above amendments to IAS 1 ‘Presentation of Financial Statements’ is discussed below.
No materia
l impact has resulted from the adoption of the amendments to IFRS 16. The Group has provided additional disclosures in note 15 ‘Trade and other payables’ in respect of supplier arrangements as a result of the amendments to IAS 7 and IFRS 7.
Amendments to IAS 1 ‘Presentation of Financial Statements’
The Group has previously classified balances relating to certain bonds as current liabilities if it was the Group’s intention to exercise options to redeem them within 12 months of the reporting date. Following the adoption of the IAS 1 amendments on 1 April 2024, bonds that are repayable in more than 12 months are classified as non-current
liabilities regardless of any intention to redeem the bonds early. The impact of adopting the amendments on the consolidated statement of financial position was a reduction to the value of bonds presented within current borrowings and a matching increase in the value of bonds presented in non-current
borrowings; the value of the adjustments as at 31 March 2024 was
€
931
million
and at 31 March 2023 was
€
2,013
million
.
The Group’s financial reporting is presented in accordance with these standards from 1 April 2024.
New accounting pronouncements to be adopted on or after 1 April 2025
The following amendment has been issued by the IASB and is effective for annual periods beginning on or after 1 January 2025. This amendment has been endorsed by the UK Endorsement Board
.

–	Amendments to IAS 21 ‘Lack of Exchangeability’.
The
amendment
is not currently expected to have a material impact on the Group’s financial reporting on adoption, but the impact is dependent on economic factors outside of the Group’s control.
New accounting pronouncements to be adopted on or after 1 April 2026
The following new st
andards and amendments have been issued by the IASB but have not yet been endorsed
by the UK
Endorsement
Board (‘UKEB’) except where noted:

–	Amendments to IFRS 9 and IFRS 7 ‘Amendments to the Classification and Measurement of Financial Instruments’, which have been endorsed by the UKEB;

–	Amendments to IFRS 9 and IFRS 7 ‘Contracts Referencing Nature-dependent Electricity’;

–	Annual Improvements to IFRS Accounting Standards (Volume 11), which has been endorsed by the UKEB;

–	IFRS 18 ‘Presentation and Disclosure in Financial Statements’; and

–	IFRS 19 ‘Subsidiaries without Public Accountability: Disclosures’.
The amendments to IFRS 9,
IFRS
7 and Annual Improvements are effective for annual periods beginning on or after 1 January 2026 whilst
IFRS 18 and IFRS 19
are effective for annual periods beginning on or after 1 January 2027.
The amendments
to IFRS 19 and Annual improvements are not expected to have a material impact on the Group’s financial reporting on adoption. The Group is assessing the impact of IFRS 18, IFRS 7 and IFRS 9 and the Group’s financial reporting will be presented in accordance with these standards from 1 April 2026 or subsequently as applicable.